                                                         OMB APPROVAL
                                                  OMB Number: 3235-0578
                                                  Expires: February 28, 2006
                                                  Estimated average burden hours
                                                  per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09032

                     STI Classic Variable Trust
-------------------------------------------------------------------
     (Exact name of registrant as specified in charter)

   BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio   43219
-------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)

   BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio   43219
-------------------------------------------------------------------
           (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth inSections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC VARIABLE TRUST
CAPITAL APPRECIATION FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES       VALUE
                                                        ------     ---------
COMMON STOCKS  (98.4%)
CONSUMER DISCRETIONARY  (16.3%)
Harley-Davidson, Inc.                                   18,200     $   1,051
Home Depot, Inc. (The)                                  23,800           910
J. C. Penney Co., Inc.                                  22,400         1,163
Kohl's Corp. *                                          11,000           568
Lowe's Cos., Inc.                                        9,400           537
NIKE, Inc., Cl B                                        13,400         1,116
Office Depot, Inc. *                                    11,300           251
Omnicom Group, Inc.                                      8,700           770
Staples, Inc.                                           14,000           440
Time Warner, Inc. *                                     57,800         1,014
Walt Disney Co. (The)                                   19,700           566
                                                                   ---------
                                                                       8,386
                                                                   ---------
CONSUMER STAPLES  (6.6%)
Clorox Co. (The)                                        16,500         1,039
Wal-Mart Stores, Inc.                                   19,300           967
Walgreen Co.                                            31,000         1,377
                                                                   ---------
                                                                       3,383
                                                                   ---------
ENERGY  (3.6%)
Anadarko Petroleum Corp.                                 5,300           403
Exxon Mobil Corp.                                       24,400         1,455
                                                                   ---------
                                                                       1,858
                                                                   ---------
FINANCIALS  (20.2%)
Ambac Financial Group, Inc.                             11,600           867
American Express Co.                                    28,600         1,468
American International Group, Inc.                      10,300           571
Chubb Corp. (The)                                       15,000         1,189
Citigroup, Inc.                                         14,500           652
Comerica, Inc.                                          10,200           562
Freddie Mac                                             15,000           948
Goldman Sachs Group, Inc. (The) (d)                     10,400         1,144
JPMorgan Chase & Co.                                    15,700           543
MGIC Investment Corp.                                   14,700           907
SLM Corp.                                               20,300         1,012
Wells Fargo & Co.                                        8,500           508
                                                                   ---------
                                                                      10,371
                                                                   ---------
HEALTH CARE  (10.7%)
Becton, Dickinson & Co.                                 13,100           765
Biomet, Inc.                                            16,100           584
Boston Scientific Corp. *                               26,400           773
Johnson & Johnson                                        8,700           584
Medtronic, Inc.                                          8,000           408
St. Jude Medical, Inc. *                                27,600           995
Stryker Corp.                                           21,500           959
Zimmer Holdings, Inc. *                                  5,300           412
                                                                   ---------
                                                                       5,480
                                                                   ---------
INDUSTRIALS  (14.8%)
Boeing Co. (The)                                        19,900         1,164
Danaher Corp. (d)                                       15,000           801

Emerson Electric Co.                                       15,100      980
General Electric Co.                                       43,800    1,580
Illinois Tool Works, Inc.                                   4,000      358
L-3 Communications Holdings, Inc.                          10,700      760
Northrop Grumman Corp.                                     17,200      928
Raytheon Co.                                               26,400    1,022
                                                                   -------
                                                                     7,593
                                                                   -------
INFORMATION TECHNOLOGY  (25.1%)

Amdocs Ltd. *                                              23,500      667
Automatic Data Processing, Inc.                            20,900      939
Avaya, Inc. *                                              53,200      621
CDW Corp.                                                   8,400      476
CheckFree Corp. * (d)                                      13,000      530
Cisco Systems, Inc. *                                      25,000      447
Computer Associates International, Inc.                        20        1

Computer Sciences Corp. *                                   8,500      390
EMC Corp. *                                                86,600    1,068
First Data Corp.                                           13,000      511
Hewlett-Packard Co.                                        28,200      619
Maxim Integrated Products, Inc.                            12,000      490
Microsoft Corp.                                            44,000    1,064
NCR Corp. *                                                29,200      986
Nokia Corp. ADR                                            55,300      853
Oracle Corp. *                                             67,200      839
Scientific-Atlanta, Inc.                                   23,400      660
Texas Instruments, Inc.                                    35,000      892
VeriSign, Inc. *                                           31,400      901
                                                                   -------
                                                                    12,954
                                                                   -------
MATERIALS  (1.1%)
Air Products & Chemicals, Inc.                              9,000      570
                                                                   -------
TOTAL COMMON STOCKS (COST $46,539)                                  50,595
                                                                   -------

WARRANTS  (0.0%)
INFORMATION TECHNOLOGY  (0.0%)
Lucent Technologies, Inc. (b)                                 342        0
                                                                   -------
TOTAL WARRANTS (COST $0)                                                 0
                                                                   -------

SHORT-TERM INVESTMENT  (4.2%)
CSFB Enhanced Liquidity Portfolio (e)                   2,164,400    2,164
                                                                   -------

TOTAL SHORT-TERM INVESTMENT (COST $2,164)                            2,164
                                                                   -------

MONEY MARKET FUNDS  (2.7%)
Federated Government Obligations                           31,461       31
Federated Prime Value Obligations                       1,332,910    1,333
Fund, Cl I                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,364)                               1,364
                                                                   -------

TOTAL INVESTMENTS (COST $50,067) (A)   -   105.3%                   54,123
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (5.3)%                  (2,739)
                                                                   -------
NET ASSETS   -   100.0%                                            $51,384
                                                                   =======

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
GROWTH AND INCOME FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES      VALUE
                                                                    ------      -----
COMMON STOCKS  (98.8%)
CONSUMER DISCRETIONARY  (8.8%)
Advance Auto Parts, Inc. *                                           4,000      $  202
Gannett Co., Inc.                                                    1,500         119
Jones Apparel Group, Inc.                                            1,000          33
Kohl's Corp. *                                                       3,000         155
Target Corp.                                                         2,400         120
Viacom, Inc., Cl B                                                   7,000         244
Walt Disney Co. (The)                                                4,000         115
                                                                                ------
                                                                                   988
                                                                                ------
CONSUMER STAPLES  (11.7%)
Archer-Daniels-Midland Co.                                           8,300         205
Clorox Co. (The)                                                     3,000         189
Diageo PLC ADR                                                       3,500         199
Kimberly-Clark Corp.                                                 2,000         131
PepsiCo, Inc.                                                        2,250         119
Sara Lee Corp.                                                       7,000         155
SYSCO Corp.                                                          1,000          36
Wal-Mart Stores, Inc.                                                3,500         175
Wm. Wrigley Jr. Co.                                                  1,500          98
                                                                                ------
                                                                                 1,307
                                                                                ------
ENERGY  (10.9%)
Anadarko Petroleum Corp.                                             1,500         114
Baker Hughes, Inc.                                                   2,300         102
Burlington Resources, Inc.                                           2,500         125
ChevronTexaco Corp.                                                  2,500         146
ConocoPhillips                                                       1,300         140
Exxon Mobil Corp.                                                    3,600         216
Kerr-McGee Corp. (d)                                                 2,250         176
Royal Dutch Petroleum Co. ADR                                        3,300         198
                                                                                ------
                                                                                 1,217
                                                                                ------
FINANCIALS  (23.6%)
American International Group, Inc.                                   1,600          89
Bank of America Corp.                                                4,500         198
Berkshire Hathaway, Inc., Cl B *                                        75         214
Cincinnati Financial Corp.                                           4,000         174
Citigroup, Inc.                                                      6,000         270
Fannie Mae                                                             500          27
Fifth Third Bancorp                                                  3,000         129
Genworth Financial, Inc., Cl A                                       7,000         193
Goldman Sachs Group, Inc. (The)                                      1,000         110
MBNA Corp.                                                           5,000         123
MGIC Investment Corp.                                                1,500          93
Morgan Stanley                                                       2,000         115
New York Community Bancorp, Inc.                                     9,000         163
Principal Financial Group, Inc.                                      5,000         192
Prudential Financial, Inc.                                           2,300         132
State Street Corp.                                                   2,500         109
U.S. Bancorp                                                         6,500         187
Wells Fargo & Co.                                                    1,825         109
                                                                                ------
                                                                                 2,627
                                                                                ------

HEALTH CARE  (12.1%)
Abbott Laboratories                                                  3,800         177
Amgen, Inc. *                                                        1,125          65
Bristol-Myers Squibb Co.                                            10,000         255
Eli Lilly & Co.                                                      1,900          99
Express Scripts, Inc. *                                              1,200         105
Johnson & Johnson                                                    1,500         101
Medtronic, Inc.                                                      1,000          51
Pfizer, Inc.                                                        12,000         314
WellPoint, Inc. *                                                    1,500         188
                                                                                ------
                                                                                 1,355
                                                                                ------
INDUSTRIALS  (11.1%)
Cendant Corp.                                                        7,000         144
Cooper Industries Ltd., Cl A                                         2,000         143
Emerson Electric Co.                                                 1,800         117
General Electric Co.                                                 6,000         216
Honeywell International, Inc.                                        4,000         149
Illinois Tool Works, Inc.                                            1,000          90
Norfolk Southern Corp.                                               3,500         130
Rockwell Automation, Inc.                                            2,000         113
Textron, Inc.                                                        1,800         134
                                                                                ------
                                                                                 1,236
                                                                                ------
INFORMATION TECHNOLOGY  (9.4%)
Agilent Technologies, Inc. *                                         6,000         133
Cisco Systems, Inc. *                                                8,000         143
First Data Corp.                                                     4,000         157
Intel Corp.                                                          4,000          93
International Business Machines Corp.                                1,200         110
Microsoft Corp.                                                      5,000         121
Nokia Corp. ADR                                                     12,000         185
Texas Instruments, Inc.                                              4,300         110
                                                                                ------
                                                                                 1,052
                                                                                ------
MATERIALS  (3.4%)
E.I. du Pont de Nemours & Co.                                        2,000         102
Praxair, Inc.                                                        3,000         144
Sigma-Aldrich Corp.                                                  2,200         135
                                                                                ------
                                                                                   381
                                                                                ------
TELECOMMUNICATION SERVICES  (2.8%)
Verizon Communications, Inc.                                         5,000         177
Vodafone Group PLC ADR                                               5,000         133
                                                                                ------
                                                                                   310
                                                                                ------
UTILITIES  (5.0%)
American Electric Power Co., Inc.                                    4,500         153
Edison International                                                 4,000         139
Exelon Corp.                                                         3,000         138
Questar Corp.                                                        1,500          89
SCANA Corp.                                                          1,000          38
                                                                                ------
                                                                                   557
                                                                                ------
TOTAL COMMON STOCKS (COST $9,305)                                               11,030
                                                                                ------
SHORT-TERM INVESTMENT (1.5%)
CSFB Enhanced Liquidity Portfolio(e)                               172,700         173
                                                                                ------
TOTAL SHORT-TERM INVESTMENT (COST $173)                                            173
                                                                                ------

MONEY MARKET FUNDS  (1.9%)
Federated Prime Value Obligations                                  212,558         213
Fund, Cl I                                                                      ------

TOTAL MONEY MARKET FUNDS (COST $213)                                               213
                                                                                ------

TOTAL INVESTMENTS (COST $9,691) (A)   -   102.2%                                11,416
LIABILITIES IN EXCESS OF OTHER ASSETS   -  (2.2)%                                 (249)
                                                                               -------
NET ASSETS   -   100.0%                                                        $11,167
                                                                               =======

-----------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES     VALUE
                                                                    ------     -----
FOREIGN COMMON STOCKS  (95.3%)
AUSTRALIA  (4.6%)
Australia & New Zealand Banking                                      2,126     $  33
Group Ltd.
BlueScope Steel Ltd.                                                 4,341        29
Just Group Ltd.                                                      7,900        17
Orica Ltd.                                                           1,738        25
Qantas Airways Ltd.                                                 11,905        33
QBE Insurance Group Ltd.                                             2,414        28
Rio Tinto Group Ltd.                                                   800        28
St. George Bank Ltd.                                                 1,600        30
West Australian Newspapers Holdings Ltd.                             2,056        13
Westpac Banking Corp.                                                2,156        32
                                                                               -----
                                                                                 268
                                                                               -----
BELGIUM  (0.8%)
Delhaize Group                                                         329        23
Fortis                                                                 797        22
                                                                               -----
                                                                                  45
                                                                               -----
DENMARK  (1.1%)
Danske Bank A/S                                                      1,092        32
TDC A/S                                                                800        33
                                                                               -----
                                                                                  65
                                                                               -----
FINLAND  (1.6%)
Fortum Corp.                                                         1,600        31
Nokia Corp.                                                          3,225        50
Tietoenator Oyj                                                        280        10
                                                                               -----
                                                                                  91
                                                                               -----
FRANCE  (9.3%)
Alcatel *                                                              650         8
AXA                                                                  1,778        47
BNP Paribas                                                            849        60
Bouygues SA                                                            396        16
Compagnie de Saint-Gobain                                              354        22
France Telecom SA                                                    1,059        32
Lafarge SA                                                             381        37
Metropole Television SA                                                396        11
Pernod Ricard                                                          137        19
PSA Peugeot Citroen SA                                                 170        11
Sanofi-Aventis                                                         527        44
Schneider Electric SA *                                                258        20
Societe Generale                                                       466        48
SUEZ SA                                                                797        21
TOTAL SA                                                               341        81
VINCI                                                                  262        38
Vivendi Universal SA *                                                 823        25
                                                                               -----
                                                                                 540
                                                                               -----
GERMANY  (7.6%)
Adidas-Salomon AG                                                      232        37
Allianz AG                                                             311        40

BASF AG                                                                637        45
Bayer AG                                                               313        10
Continental AG                                                         359        28
DaimlerChrysler AG                                                     473        21
Deutsche Bank AG                                                       296        26
Deutsche Telekom AG *                                                1,909        38
E.ON AG                                                                634        54
Lanxess AG *                                                            32         1
MAN Aktiengesellschaft AG                                               91         4
METRO AG                                                               367        20
PUMA Rudolf Dassler Sport AG                                            52        13
SAP AG                                                                 146        23
Schering AG                                                            576        38
Siemens AG                                                             580        46
                                                                                 ---
                                                                                 444
                                                                                 ---
HONG KONG  (2.2%)
Bank of East Asia Ltd.                                               4,274        12
BOC Hong Kong (Holdings) Ltd.                                        5,000         9
Cheung Kong (Holdings) Ltd.                                          3,000        27
CNOOC Ltd.                                                          28,000        15
Esprit Holdings Ltd.                                                 2,300        16
Hutchison Whampoa Ltd.                                               3,447        29
Orient Overseas (International) Ltd.                                 4,000        19
                                                                                 ---
                                                                                 127
                                                                                 ---
IRELAND  (0.7%)
CRH PLC                                                                954        25
Irish Life & Permanent PLC                                           1,019        18
                                                                                 ---
                                                                                  43
                                                                                 ---
ITALY  (2.9%)
Banca Intesa SpA                                                     6,904        35
Eni SpA                                                              2,365        62
Mediaset SpA                                                         2,786        40
Telecom Italia SpA                                                   5,011        19
UniCredito Italiano SpA                                              2,777        16
                                                                                 ---
                                                                                 172
                                                                                 ---
JAPAN  (21.6%)
Aiful Corp.                                                            200        16
Aiful Corp. When Issued                                                100         8
Aioi Insurance Co. Ltd.                                              3,000        16
Aisin Seiki Co. Ltd.                                                   700        16
Asahi Breweries Ltd.                                                 2,100        27
Bridgestone Corp.                                                    1,000        18
Canon, Inc.                                                            700        38
Citizen Watch Co. Ltd.                                               1,400        13
Daiichi Pharmaceutical Co. Ltd.                                      1,400        33
Daiwa Securities Group, Inc.                                         2,000        13
DENSO Corp.                                                            800        20
East Japan Railway Co.                                                   3        16
Hitachi Chemical Co. Ltd.                                              500         9
Honda Motor Co. Ltd.                                                   502        25
Ibiden Co. Ltd.                                                        600        12
Japan Tobacco, Inc.                                                      2        22
JFE Holdings, Inc.                                                     500        14
Joyo Bank Ltd. (The)                                                 4,000        22
Kaneka Corp.                                                         1,000        11
Komatsu Ltd.                                                         4,000        30
Kubota Corp.                                                         4,000        21
Kuraray Co. Ltd.                                                     3,000        27
Kyocera Corp.                                                          200        14

Kyushu Electric Power Co., Inc.                                        500        11
Marubeni Corp.                                                       4,000        13
Matsushita Electric Industrial Co. Ltd.                              1,000        15
Matsushita Electric Works Ltd.                                       2,000        17
Mitsubishi Corp.                                                     2,400        31
Mitsubishi Electric Corp.                                            3,000        16
Mitsubishi Estate Co. Ltd.                                           1,000        12
Mitsubishi Tokyo Financial Group, Inc.                                   3        26
Mitsui & Co. Ltd.                                                    4,000        37
Mitsui Fudosan Co. Ltd.                                              2,000        23
Mitsui O.S.K. Lines Ltd.                                             4,000        26
Mitsui Trust Holdings, Inc.                                          2,000        20
Mizuho Financial Group, Inc.                                             5        24
Nippon Oil Corp.                                                     4,000        28
Nippon Steel Corp.                                                   5,000        13
Nippon Telegraph & Telephone Corp.                                       5        22
Nippon Yusen KK                                                      4,000        24
NTT DoCoMo, Inc.                                                        12        20
OMRON Corp.                                                            700        15
ORIX Corp.                                                             200        26
Resona Holdings, Inc. *                                              6,000        12
Ricoh Co. Ltd.                                                       1,000        17
Sankyo Co. Ltd.                                                        500        24
Sankyo Co. Ltd. (Gunma)                                              1,400        30
Seiko Epson Corp.                                                      500        19
Sekisui Chemical Co. Ltd.                                            3,000        22
Sompo Japan Insurance, Inc.                                          1,000        10
Sony Corp.                                                             500        20
Sumitomo Chemical Co. Ltd.                                           3,000        15
Sumitomo Metal Industries Ltd.                                       8,000        14
Sumitomo Metal Mining Co. Ltd.                                       1,000         8
Sumitomo Trust & Banking Co. Ltd. (The)                              4,000        26
Takeda Pharmaceutical Co. Ltd.                                         600        29
Terumo Corp.                                                           600        18
Tokyo Electric Power Co., Inc. (The)                                   800        19
Tokyo Gas Co. Ltd.                                                   4,000        16
Toray Industries, Inc.                                               4,000        18
Toyota Motor Corp.                                                   1,613        59
West Japan Railway Co.                                                   4        16
Yamada Denki Co. Ltd.                                                  200        10
                                                                               -----
                                                                               1,262
                                                                               -----
NETHERLANDS  (4.3%)
ABN AMRO Holding NV                                                  1,802        45
Akzo Nobel NV                                                          713        33
ING Groep NV                                                         1,773        53
Royal Dutch Petroleum Co.                                              565        34
Royal KPN NV                                                         4,129        37
Royal Philips Electronics NV                                         1,783        49
                                                                               -----
                                                                                 251
                                                                               -----
NEW ZEALAND  (0.6%)
Fletcher Building Ltd.                                               7,379        35
                                                                               -----
NORWAY  (1.5%)
Orkla ASA                                                            1,150        43
Statoil ASA                                                          1,300        22
Telenor ASA                                                          2,500        22
                                                                               -----
                                                                                  87
                                                                               -----
SINGAPORE  (0.4%)
United Overseas Bank Ltd.                                            3,000        26
                                                                               -----

SPAIN  (3.5%)
Altadis SA                                                             172         7
Banco Santander Central Hispano SA                                   3,419        42
Endesa SA                                                              822        18
Gestevision Telecinco SA                                               116         3
Repsol YPF SA                                                        1,977        52
Sociedad General de Aguas de Barcelona                                 681        15
SA, Cl A
Telefonica SA                                                        3,055        53
Union Fenosa SA                                                        388        12
                                                                                 ---
                                                                                 202
                                                                                 ---
SWEDEN  (2.9%)
Autoliv, Inc.                                                          291        14
Nordea Bank AB                                                       3,900        39
Sandvik AB                                                             533        22
Svenska Handelsbanken AB, Cl A                                       1,200        28
Telefonaktiebolaget LM Ericsson                                     15,800        45
Volvo AB, Cl B                                                         500        22
                                                                                 ---
                                                                                 170
                                                                                 ---
SWITZERLAND  (5.8%)
Credit Suisse Group *                                                1,163        50
Nestle SA                                                              196        54
Novartis AG                                                          1,925        89
Roche Holding Ltd.                                                     296        32
UBS AG                                                                 813        69
Zurich Financial Services                                              257        45
                                                                                 ---
                                                                                 339
                                                                                 ---
UNITED KINGDOM  (23.9%)
"Shell" Transport & Trading Co. PLC (The)                            7,041        63
Alliance UniChem PLC                                                 2,145        31
Anglo Irish Bank Corp. PLC                                           1,381        35
AstraZeneca PLC                                                      1,574        62
Aviva PLC                                                            3,950        47
AWG PLC                                                              1,100        17
Balfour Beatty PLC                                                   4,389        26
Barclays PLC                                                         6,808        70
BHP Billiton PLC                                                     4,440        60
BP PLC                                                              14,842       153
BPB PLC                                                              3,700        35
Bradford & Bingley PLC                                               6,400        37
British American Tobacco PLC                                         1,573        28
BT Group PLC                                                         9,267        36
Burberry Group PLC                                                   2,404        19
Corus Group PLC *                                                   16,300        17
CRH PLC                                                                218         6
George Wimpey PLC                                                    3,638        30
GlaxoSmithKline PLC                                                  2,728        63
HBOS PLC                                                             5,006        78
Hilton Group PLC                                                     5,187        29
HMV Group PLC                                                        3,598        17
HSBC Holdings PLC                                                    4,959        78
Kesa Electricals PLC                                                 3,631        21
Lloyds TSB Group PLC                                                 2,600        23
O2 PLC *                                                            11,984        27
Pilkington PLC                                                      11,944        27
Royal Bank of Scotland Group PLC (The)                                 733        23
SABMiller PLC                                                        1,290        20
Scottish Power PLC                                                   4,685        36
Tesco PLC                                                            8,231        49
Vodafone Group PLC                                                  35,332        94

Whitbread Group PLC                                                  1,796          32
                                                                               -------
                                                                                 1,389
                                                                               -------
TOTAL FOREIGN COMMON STOCKS (COST $4,131)                                        5,556
                                                                               -------

TOTAL INVESTMENTS (COST $4,131) (a)   -   95.3%                                  5,556
OTHER ASSETS IN EXCESS OF LIABILITIES   -   4.7%                                   275
                                                                               -------
NET ASSETS   -   100.0%                                                        $ 5,831
                                                                               =======

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of March 31, 2005, were as follows (unaudited) (amounts in thousands):

Consumer Discretionary                                              $  675        11.5%
Consumer Staples                                                       312         5.2
Energy                                                                 510         8.8
Financials                                                           1,557        26.7
Health Care                                                            469         8.2
Industrials                                                            591        10.2
Information Technology                                                 264         4.6
Materials                                                              479         8.1
Telecommunication Services                                             449         7.7
Utilities                                                              250         4.3
                                                                    ------        ----
                                                 Total              $5,556        95.3%
                                                                    ======        ====

STI CLASSIC VARIABLE TRUST
MID-CAP EQUITY FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                    SHARES      VALUE
                                                                    ------      ------
COMMON STOCKS  (94.5%)
CONSUMER DISCRETIONARY  (18.0%)
Abercrombie & Fitch Co.,  Cl A                                       2,476      $  142
Aeropostale, Inc. *                                                  1,708          56
American Eagle Outfitters, Inc.                                      3,864         114
Autoliv, Inc.                                                        1,223          58
Bed Bath & Beyond, Inc. *                                            2,566          94
Black & Decker Corp. (The)                                           1,420         112
Choice Hotels International, Inc.                                    3,193         198
Coach, Inc. *                                                        1,966         111
Dollar General Corp.                                                 5,325         117
Guitar Center, Inc. *                                                  813          45
Hilton Hotels Corp.                                                  3,096          69
International Game Technology                                        2,483          66
J. C. Penney Co., Inc.                                               1,607          83
Knight-Ridder, Inc.                                                  1,721         116
Lennar Corp., Cl A                                                   2,812         159
M.D.C. Holdings, Inc.                                                2,287         159
Marvel Enterprises, Inc. *                                           1,500          30
McGraw-Hill Cos., Inc. (The)                                         2,238         195
Nordstrom, Inc.                                                      1,428          79
NVR, Inc. *                                                            150         118
Pacific Sunwear of California, Inc. *                                2,135          60
PETCO Animal Supplies, Inc. *                                        1,299          48
Ryland Group, Inc. (The)                                             1,035          64
Scholastic Corp. * (d)                                               3,430         127
Staples, Inc.                                                        2,102          66
Urban Outfitters, Inc. *                                             1,148          55
YUM! Brands, Inc.                                                    4,986         259
                                                                                ------
                                                                                 2,800
                                                                                ------
CONSUMER STAPLES  (3.6%)
7-Eleven, Inc. *                                                     5,821         140
Archer-Daniels-Midland Co.                                           4,841         119
Reynolds American, Inc. (d)                                          3,775         304
                                                                                ------
                                                                                   563
                                                                                ------
ENERGY  (8.1%)
Amerada Hess Corp. (d)                                               2,601         250
Ashland, Inc.                                                        4,282         289
Devon Energy Corp.                                                   2,726         130
Marathon Oil Corp.                                                   5,269         247
Newfield Exploration Co. *                                           1,017          76
Unocal Corp.                                                         1,061          65
Valero Energy Corp.                                                  2,728         200
                                                                                ------
                                                                                 1,257
                                                                                ------
FINANCIALS  (18.9%)
American Capital Strategies Ltd.                                     1,995          63
Annaly Mortgage Management, Inc. (d)                                 6,868         129
Arch Capital Group Ltd. *                                              806          32
Bear Stearns Cos., Inc. (d)                                            551          55
Brandywine Realty Trust                                              2,494          71

CBL & Associates Properties, Inc.                                      411         29
Comerica, Inc.                                                       2,382        131
Doral Financial Corp.                                                1,340         29
E*TRADE Financial Corp. *                                            7,815         94
General Growth Properties, Inc.                                      4,872        166
Huntington Bancshares, Inc.                                          2,127         51
IndyMac Bancorp, Inc.                                                1,628         55
Legg Mason, Inc.                                                       783         61
Lexington Corp. Properties Trust                                     5,056        111
Lincoln National Corp.                                               4,811        217
MBIA, Inc.                                                           1,090         57
MGIC Investment Corp.                                                1,666        103
National City Corp.                                                  2,400         80
North Fork Bancorporation, Inc.                                      3,837        106
PartnerRe Ltd.                                                       2,734        177
PMI Group, Inc. (The)                                                1,725         66
Principal Financial Group, Inc.                                      3,414        131
Radian Group, Inc.                                                   1,613         77
Raymond James Financial, Inc.                                        2,565         78
Regions Financial Corp. (d)                                          2,813         91
Simon Property Group, Inc.                                             788         48
SL Green Realty Corp.                                                2,330        131
Sovereign BanCorp, Inc.                                              3,740         83
St. Paul Travelers Cos., Inc. (The)                                  4,128        152
Student Loan Corp. (The)                                               807        169
Westcorp                                                             2,738        116
                                                                                -----
                                                                                2,959
                                                                                -----
HEALTH CARE  (10.1%)
Becton, Dickinson & Co.                                              1,167         68
Biomet, Inc.                                                           748         27
CIGNA Corp.                                                          2,458        219
Coventry Health Care, Inc. *                                         2,783        190
Genzyme Corp. * (d)                                                  1,782        102
Hospira, Inc. *                                                      2,025         65
Humana, Inc. * (d)                                                   5,547        177
ImClone Systems, Inc. *                                              1,317         45
Laboratory Corp. of America Holdings*                                2,656        128
Medco Health Solutions, Inc. *                                       2,099        104
PacifiCare Health Systems, Inc. *                                    2,117        121
Protein Design Labs, Inc. *                                          2,879         46
Sepracor, Inc. *                                                       932         54
Thermo Electron Corp. *                                              1,627         41
WellPoint, Inc. *                                                    1,480        186
                                                                                -----
                                                                                1,573
                                                                                -----
INDUSTRIALS  (10.5%)
Deluxe Corp.                                                         2,857        114
Eaton Corp.                                                          2,938        192
H & R Block, Inc. (d)                                                2,900        147
Old Dominion Freight Line, Inc. *                                    1,352         42
PACCAR, Inc.                                                         1,209         88
Parker Hannifin Corp.                                                  729         44
Pitney Bowes, Inc.                                                   1,515         68
Rockwell Collins, Inc.                                               5,963        284
Ryder System, Inc.                                                   3,513        146
Southwest Airlines Co.                                               7,221        103
Textron, Inc.                                                        3,274        244
Thomas & Betts Corp. *                                               2,103         68
Universal Technical Institute, Inc. *                                1,143         42
W.W. Grainger, Inc.                                                    753         47
                                                                                -----
                                                                                1,629
                                                                                -----

INFORMATION TECHNOLOGY  (13.5%)
Adobe Systems, Inc.                                                  2,191         147
Alliance Data Systems Corp. *                                          760          31
Apple Computer, Inc. *                                               3,664         153
Autodesk, Inc.                                                       3,467         103
Avaya, Inc. *                                                        8,677         101
BMC Software, Inc. *                                                 3,057          46
Check Point Software Technologies Ltd. *                             2,020          44
Citrix Systems, Inc. *                                               3,280          78
Corning, Inc. *                                                      7,089          79
Cree, Inc. * (d)                                                     1,238          27
Juniper Networks, Inc. *                                             4,229          93
Lam Research Corp. *                                                 1,089          31
Lexmark International, Inc., Cl A * (d)                                785          63
LSI Logic Corp. *                                                    7,571          42
McAfee, Inc. *                                                       3,725          84
MEMC Electronic Materials, Inc. *                                    4,398          59
National Semiconductor Corp. (d)                                     7,127         147
NCR Corp. *                                                          2,960         100
Novellus Systems, Inc. *                                             4,005         107
QLogic Corp. *                                                       1,661          67
Scientific-Atlanta, Inc.                                             4,109         116
SunGard Data Systems, Inc. *                                         1,987          69
Symantec Corp. *                                                     1,810          39
VeriSign, Inc. *                                                     3,082          88
VERITAS Software Corp. *                                             2,119          49
Xerox Corp. *                                                        9,288         141
                                                                                ------
                                                                                 2,104
                                                                                ------
MATERIALS  (4.8%)
Arch Coal, Inc.                                                      1,609          69
Ball Corp.                                                           3,723         154
Freeport-McMoRan Copper & Gold,                                      1,533          61
Inc., Cl B
Lubrizol Corp. (The)                                                 4,624         188
Monsanto Co.                                                         4,319         279
                                                                                ------
                                                                                   751
                                                                                ------
TELECOMMUNICATION SERVICES  (0.9%)
Citizens Communications Co.                                          6,668          87
Western Wireless Corp., Cl A *                                       1,219          46
                                                                                ------
                                                                                   133
                                                                                ------
UTILITIES  (6.1%)
Allegheny Energy, Inc. *                                             4,041          83
Equitable Resources, Inc.                                            2,219         127
Northeast Utilities                                                  8,772         170
PG&E Corp. (d)                                                       2,852          97
Sempra Energy                                                        2,723         108
TXU Corp.                                                            1,478         118
UGI Corp.                                                            2,720         124
Xcel Energy, Inc.                                                    7,225         124
                                                                                ------
                                                                                   951
                                                                                ------
TOTAL COMMON STOCKS (COST $11,901)                                              14,720
                                                                                ------

SHORT-TERM INVESTMENT  (10.2%)

CSFB Enhanced Liquidity Portfolio (e)                            1,589,234       1,589
                                                                                ------

TOTAL SHORT-TERM INVESTMENT (COST $1,589)                                        1,589
                                                                                ------
MONEY MARKET FUNDS  (4.9%)

Federated Prime Value Obligations                                  764,964          765
Fund, Cl I                                                                      -------

TOTAL MONEY MARKET FUNDS (COST $765)                                                765
                                                                                -------

TOTAL INVESTMENTS (COST $14,255) (A)   -   109.6%                                17,074
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (9.6)%                               (1,495)
                                                                                -------
NET ASSETS   -   100.0%                                                         $15,579
                                                                                =======

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
SMALL CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES          VALUE
                                                      -------     -------------
COMMON STOCKS  (98.5%)
CONSUMER DISCRETIONARY  (21.7%)
ArvinMeritor, Inc.                                     10,700     $         166
Bassett Furniture Industries, Inc.                      6,400               126
Benetton Group SpA ADR                                  7,500               145
Books-A-Million, Inc.                                  12,500               114
BorgWarner Transmission Systems,                        7,600               370
Inc.
CBRL Group, Inc.                                       12,700               524
Fairmont Hotels & Resorts, Inc.                        12,200               404
Grupo Elektra, SA de CV ADR                             8,000               256
Intrawest Corp.                                        14,900               285
K-Swiss, Inc., Cl A                                    13,500               446
Lithia Motors, Inc.                                    15,800               405
Makita Corp. ADR                                       17,852               328
Marine Products Corp.                                   7,071               119
Movado Group, Inc.                                     19,700               364
Natuzzi SpA ADR                                         8,400                87
Nautilus Group, Inc. (The)                             11,500               273
Pep Boys-Manny, Moe & Jack (The)                        9,400               165
Ritchie Bros. Auctioneers, Inc.                         4,000               126
Snap-on, Inc.                                           8,700               277
Sturm, Ruger & Co., Inc.                                5,500                38
United Auto Group, Inc.                                11,600               323
Winnebago Industries, Inc. (d)                          8,800               278
                                                                  -------------
                                                                          5,619
                                                                  -------------
CONSUMER STAPLES  (3.7%)
Church & Dwight Co.,  Inc.                             11,250               398
J.M. Smucker Co. (The)                                  6,375               321
Molson Coors Brewing Co., Cl B                          3,000               232
                                                                  -------------
                                                                            951
                                                                  -------------
ENERGY  (2.9%)
CHC Helicopter Corp.                                   12,300               565
Tenaris SA ADR                                          2,952               182
                                                                  -------------
                                                                            747
                                                                  -------------
FINANCIALS  (15.3%)
American Financial Group, Inc.                          6,600               203
BankAtlantic Bancorp, Inc.                             14,700               256
Banner Corp.                                            3,500                94
City National Corp.                                     3,400               237
Cohen & Steers, Inc.                                   15,500               256
Colonial BancGroup, Inc. (The)                         12,700               261
Glacier Bancorp, Inc.                                   6,338               193
HCC Insurance Holdings, Inc.                            9,200               333
Horizon Financial Corp.                                 7,256               136
Hub International Ltd.                                 19,400               374
International Bancshares Corp.                          3,600               125
Jefferies Group, Inc.                                   5,600               211
National Interstate Corp. *                             3,705                62
PXRE Group Ltd.                                         5,300               136

Scottish Re Group Ltd.                                  5,400               122
Seacoast Banking Corp. of Florida                       6,710               132
StanCorp Financial Group, Inc.                          5,400               459
Washington Federal, Inc.                                7,865               183
West Coast Bancorp                                      7,076               168
                                                                  -------------
                                                                          3,941
                                                                  -------------
HEALTH CARE  (8.0%)
Chemed Corp.                                            4,200               321
Cooper Cos., Inc. (The)                                10,000               729
Invacare Corp.                                          5,100               228
Mentor Corp.                                           13,100               421
Perrigo Co.                                            18,600               356
                                                                  -------------
                                                                          2,055
                                                                  -------------
INDUSTRIALS  (21.5%)
ABM Industries, Inc.                                   11,000               212
ADESA, Inc. (d)                                         9,246               216
American Woodmark Corp.                                 1,438                52
Apogee Enterprises, Inc.                               16,100               230
Baldor Electric Co.                                     9,900               256
Briggs & Stratton Corp.                                 7,800               284
Brink's Co. (The)                                      18,000               622
CP Ships Ltd.                                          27,300               386
Cummins, Inc.                                           5,600               393
ElkCorp                                                 5,897               227
Embraer-Empresa Brasileira de                           7,613               238
Aeronautica SA ADR
Engineered Support Systems, Inc.                        4,700               252
Harsco Corp.                                            5,300               316
Lan Airlines SA ADR                                     9,400               335
Lennox International, Inc.                             12,014               263
LSI Industries, Inc.                                   19,662               221
Oshkosh Truck Corp.                                     4,300               353
Quixote Corp.                                          15,100               327
Tecumseh Products Co., Cl A                             2,500                99
Valmont Industries, Inc.                               11,000               246
                                                                  -------------
                                                                          5,528
                                                                  -------------
INFORMATION TECHNOLOGY  (13.3%)
Factset Research Systems, Inc.                         12,600               416
Fair Isaac Corp.                                       16,700               575
Harris Corp.                                           25,154               821
Helix Technology Corp.                                  9,100               141
Keithley Instruments, Inc.                              7,700               124
Lowrance Electronics, Inc.                              6,100               148
Nam Tai Electronics, Inc.                              12,800               340
Reynolds & Reynolds Co. (The), Cl A                    31,800               862
                                                                  -------------
                                                                          3,427
                                                                  -------------
MATERIALS  (11.1%)
Agnico-Eagle Mines Ltd.                                14,700               214
Airgas, Inc.                                           18,600               444
Arch Coal, Inc.                                         7,200               310
Cambrex Corp.                                          13,100               279
Companhia Siderurgica Nacional ADR                      7,600               183
(d)
Peabody Energy Corp.                                   11,200               520
Sappi Ltd. ADR                                         13,200               162
Sociedad Quimica y Minera de Chile SA                   2,200               177
 ADR
United States Steel Corp.                               4,400               224
Valspar Corp. (The)                                     7,500               349
                                                                  -------------

                                                                          2,862
                                                                  -------------
UTILITIES  (1.0%)
Companhia de Saneamento Basico ADR                     20,200               249
                                                                  -------------
TOTAL COMMON STOCKS (COST $18,405)                                       25,379
                                                                  -------------
SHORT-TERM INVESTMENT  (2.6%)
CSFB Enhanced Liquidity Portfolio (e)                 676,976               677
                                                                  -------------
TOTAL SHORT-TERM INVESTMENT (COST $677)                                     677
                                                                  -------------
MONEY MARKET FUNDS  (1.6%)
Federated Prime Value Obligations                     404,641               405
                                                                  -------------
Fund, Cl I
TOTAL MONEY MARKET FUNDS (COST $405)                                        405
                                                                  -------------
TOTAL INVESTMENTS (COST $19,487) (a)   -   102.7%                        26,461
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.7)%                        (693)
                                                                  -------------
NET ASSETS   -   100.0%                                           $      25,768
                                                                  =============

-----------------------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
VALUE INCOME STOCK FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES        VALUE
                                                      ---------   ------------
COMMON STOCKS  (99.1%)
CONSUMER DISCRETIONARY  (10.4%)
Dollar General Corp.                                     27,000   $        592
Dow Jones & Co., Inc.                                    20,250            756
Gannett Co., Inc.                                        10,950            865
Mattel, Inc.                                             26,500            566
May Department Stores Co. (The)                          14,500            537
Newell Rubbermaid, Inc.                                  26,692            586
Viacom, Inc., Cl B                                       18,650            650
                                                                  ------------
                                                                         4,552
                                                                  ------------
CONSUMER STAPLES  (10.3%)
Colgate-Palmolive Co.                                    15,100            788
General Mills, Inc.                                       9,550            469
H.J. Heinz Co.                                           13,300            490
Kimberly-Clark Corp.                                     10,800            710
Kraft Foods, Inc., Cl A                                  18,200            602
Molson Coors Brewing Co., Cl B                            8,400            648
PepsiCo, Inc.                                            15,400            816
                                                                  ------------
                                                                         4,523
                                                                  ------------
ENERGY  (6.7%)
BP PLC ADR                                               10,250            640
ChevronTexaco Corp.                                      13,550            790
Exxon Mobil Corp.                                        13,550            807
Marathon Oil Corp.                                       15,300            718
                                                                  ------------
                                                                         2,955
                                                                  ------------
FINANCIALS  (24.7%)
A.G. Edwards, Inc. (d)                                    7,400            332
Alliance Capital Management Holding                       8,753            413
LP
American Express Co.                                      6,600            339
AmSouth Bancorp                                          18,496            480
Astoria Financial Corp.                                  13,950            353
Bank of America Corp.                                    17,800            785
Bank of New York Co., Inc. (The)                         23,350            678
Citigroup, Inc.                                          21,850            983
Colonial BancGroup, Inc. (The)                           16,500            339
Comerica, Inc.                                           12,870            709
JPMorgan Chase & Co.                                     18,850            652
KeyCorp                                                  14,675            476
Mellon Financial Corp.                                   25,786            736
Merrill Lynch & Co., Inc.                                 7,700            436
Northern Trust Corp.                                     11,750            510
PNC Financial Services Group, Inc.                        9,700            499
(The)
Provident Financial Services, Inc.                       19,450            333
Safeco Corp.                                             15,940            776
South Financial Group, Inc. (The)                        11,574            353
Wachovia Corp.                                           12,900            657
                                                                  ------------
                                                                        10,839
                                                                  ------------

HEALTH CARE  (6.5%)
Abbott Laboratories                                      20,050            934
Hillenbrand Industries, Inc.                              9,156            508
Johnson & Johnson                                         7,550            507
Wyeth                                                    21,850            922
                                                                  ------------
                                                                         2,871
                                                                  ------------
INDUSTRIALS  (17.5%)
3M Co.                                                   12,250          1,049
Avery Dennison Corp.                                      8,458            524
Cintas Corp.                                             11,900            492
Dover Corp.                                              17,950            678
Emerson Electric Co.                                     11,800            766
General Electric Co.                                     28,000          1,009
Honeywell International, Inc.                            25,250            940
Lockheed Martin Corp.                                    11,800            721
Pall Corp.                                               16,934            459
Parker Hannifin Corp.                                     3,150            192
Pitney Bowes, Inc.                                        7,283            329
R.R. Donnelley & Sons Co.                                16,576            524
                                                                  ------------
                                                                         7,683
                                                                  ------------
INFORMATION TECHNOLOGY  (5.8%)
Automatic Data Processing, Inc.                          12,150            545
Diebold, Inc.                                             9,150            502
Harris Corp.                                              5,500            180
Intersil Corp., Cl A                                     22,900            397
Microsoft Corp.                                           8,800            213
Nokia Corp. ADR                                          25,350            391
Tektronix, Inc.                                          13,100            321
                                                                  ------------
                                                                         2,549
                                                                  ------------
MATERIALS  (9.4%)
Air Products & Chemicals, Inc.                            7,950            503
Alcoa, Inc.                                              21,650            658
Domtar, Inc.                                             26,566            225
E.I. du Pont de Nemours & Co.                            15,900            815
International Paper Co.                                  18,400            677
Rohm & Haas Co.                                          11,000            528
Sappi Ltd. ADR                                           28,567            351
Valspar Corp. (The)                                       7,550            351
                                                                  ------------
                                                                         4,108
                                                                  ------------
TELECOMMUNICATION SERVICES  (5.5%)
BellSouth Corp.                                          35,950            945
Sprint Corp. (d)                                         24,650            561
Verizon Communications, Inc.                             25,940            921
                                                                  ------------
                                                                         2,427
                                                                  ------------
UTILITIES  (2.3%)
NiSource, Inc. (d)                                       10,200            232
Pepco Holdings, Inc.                                     10,352            217
Southern Co. (d)                                         10,500            335
Xcel Energy, Inc.                                        12,975            223
                                                                  ------------
                                                                         1,007
                                                                  ------------
TOTAL COMMON STOCKS (COST $39,215)                                      43,514
                                                                  ------------
SHORT-TERM INVESTMENT  (3.2%)
CSFB Enhanced Liquidity Portfolio (e)                 1,405,334          1,405
                                                                  ------------
TOTAL SHORT-TERM INVESTMENT (COST $1,405)                                1,405
                                                                  ------------

MONEY MARKET FUNDS  (1.3%)
Federated Prime Value Obligations                       552,608            553
                                                                  ------------
Fund, Cl I
TOTAL MONEY MARKET FUNDS (COST $553)                                       553
                                                                  ------------
TOTAL INVESTMENTS (COST $41,173) (a)   -   103.6%                       45,472
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (3.6)%                     (1,566)
                                                                  ------------
NET ASSETS   -   100.0%                                           $     43,906
                                                                  ============

---------------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INVESTMENT GRADE BOND FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      -----------    ---------
ASSET BACKED SECURITIES (5.6%)
AUTO MANUFACTURERS (1.1%)
DaimlerChrysler Auto Trust, Ser 2003, Cl A3,                  173          173
2.120%, 11/08/06 (f)                                                 ---------
CREDITCARD ABS  (4.5%)
American Express Credit Account Master                        250          250
 Trust, Ser 2002-3, Cl A, 2.920%, 12/15/09  (f)
Bank One Issuance Trust, Ser 2002, Cl A4,                     250          249
 2.940%, 06/16/08
Fleet Credit Card Master Trust II, Ser 2003, Cl A,            250          248
2.400%,  07/15/08  (f)                                               ---------
                                                                           747
                                                                     ---------
TOTAL ASSET BACKED SECURITIES (COST $922)                                  920
                                                                     ---------

CORPORATE BONDS  (20.1%)
AIRLINES  (0.5%)
Southwest Airlines Co., 5.125%, 03/01/17              $        90    $      84
                                                                     ---------
AUTO MANUFACTURERS  (1.4%)
DaimlerChrysler NA Holdings, 8.500%, 01/18/31                  50           60
Ford Motor Co., 7.450%, 07/16/31 (d)                          185          167
                                                                     ---------
                                                                           227
                                                                     ---------
BANKS  (0.7%)
Bank of America Corp., 7.400%, 01/15/11                       100          113
                                                                     ---------
BUILDING MATERIALS  (0.3%)
American Standard, Inc., 7.625%, 02/15/10                      45           50
                                                                     ---------
COMPUTERS  (0.1%)
NCR Corp., 7.125%, 06/15/09                                    20           22
                                                                     ---------
DIVERSIFIED FINANCIAL SERVICES  (5.6%)
Capital One Financial Corp., 4.800%,                           35           34
02/21/12
CIT Group, Inc., 5.125%, 09/30/14                              80           79
Citigroup, Inc., 5.125%, 05/05/14                              40           40
Citigroup, Inc., 5.875%, 02/22/33                              55           56
Fund American Cos., Inc., 5.875%,                             105          107
05/15/13
Goldman Sachs Group, Inc. (The),                               40           39
3.875%, 01/15/09
Goldman Sachs Group, Inc. (The),                               95           91
4.750%, 07/15/13
HSBC Holdings PLC, 7.625%,                                     45           56
05/17/32 (c)
John Deere Capital Corp., 3.900%,                              25           25
01/15/08
JPMorgan Chase & Co., 6.625%,                                 130          142
03/15/12
MBNA Corp., 6.125%, 03/01/13                                  110          116


Merrill Lynch & Co., Inc., 3.700%,                             20           20
04/21/08
Merrill Lynch & Co., Inc., 5.000%,                             55           53
01/15/15
Morgan Stanley, 5.300%, 03/01/13                               75           75
                                                                     ---------
                                                                           933
                                                                     ---------
ELECTRIC  (1.2%)
Dominion Resources, Inc., Ser E,                               30           33
6.750%, 12/15/32
Entergy Gulf States, Inc., 4.875%,                             40           39
11/01/11, Callable 11/01/06 @ 100
Oncor Electric Delivery Co., 7.000%,                           25           29
05/01/32
Pacific Gas & Electric Co., 6.050%,                            85           87
03/01/34                                                             ---------
                                                                           188
                                                                     ---------
ENTERTAINMENT  (0.2%)
GTECH Holdings Corp., 4.750%,                                  30           29
10/15/10                                                             ---------
FOREST PRODUCTS & PAPER  (0.1%)
Weyerhaeuser Co., 7.375%, 03/15/32                             20           23
                                                                     ---------
HOME BUILDERS  (0.4%)
Lennar Corp., 5.950%, 03/01/13                                 25           26
Pulte Homes, Inc., 4.875%, 07/15/09                            40           39
                                                                     ---------
                                                                            65
                                                                     ---------
INSURANCE  (0.6%)
MetLife, Inc., 5.250%, 12/01/06                                30           31
Prudential Financial, Inc., 3.750%,                            25           24
05/01/08
Prudential Financial, Inc., 5.100%,                            40           40
09/20/14                                                             ---------
                                                                            95
                                                                     ---------
INVESTMENT COMPANIES  (0.3%)
Credit Suisse First Boston USA, Inc.,                          45           49
6.500%, 01/15/12                                                     ---------

LEISURE TIME  (0.2%)
Harley Davidson Funding Corp., 3.625%,                         30           29
12/15/08 (c)                                                         ---------
LODGING  (0.3%)
Harrah's Operating Co., Inc., 5.375%,                          30           30
12/15/13
Marriott International, Inc., Ser C,                           10           11
7.875%, 09/15/09                                                     ---------
                                                                            41
                                                                     ---------
MEDIA  (2.4%)
British Sky Broadcasting Group PLC,                            55           59
6.875%, 02/23/09
Comcast Cable Communications, Inc.,                            90           99
7.125%, 06/15/13
Comcast Cable Communications, Inc.,                            15           17
7.050%, 03/15/33
Cox Communications, Inc., 4.625%,                              50           47
06/01/13
News America Holdings, Inc., 9.250%,                           45           56
02/01/13

News America Holdings, Inc., 6.200%,                           25           25
12/15/34 (c)
Time Warner, Inc., 7.625%, 04/15/31                            80           94
                                                                     ---------
                                                                           397
                                                                     ---------
MINING  (0.4%)
Codelco, Inc., 5.500%, 10/15/13 (c)                            60           61
                                                                     ---------
MISCELLANEOUS MANUFACTURER  (1.3%)
General Electric Co., 5.000%,                                 210          210
02/01/13                                                             ---------
OIL & GAS  (0.7%)
Devon Energy Corp., 10.250%,                                    5            5
11/01/05
Devon Financing Corp ULC, 7.875%,                              30           37
09/30/31
Enterprise Products Operating LP, Ser                          40           43
B, 6.875%, 03/01/33
Motiva Enterprises LLC, 5.200%,                                25           25
09/15/12 (c)                                                         ---------

                                                                           110
                                                                     ---------
PACKAGING & CONTAINERS  (0.2%)
Packaging Corp. of America, 5.750%,                            30           30
08/01/13                                                             ---------
PIPELINES  (1.0%)
Centerpoint Energy Resources Corp., Ser                        65           75
 B,  7.875%, 04/01/13
K N Capital Trust III, 7.630%,                                 50           58
04/15/28
Kinder Morgan, Inc., 7.250%,                                   20           23
03/01/28                                                             ---------
                                                                           156
                                                                     ---------
REITS  (0.1%)
Simon Property Group LP, 6.375%,                               20           21
11/15/07                                                             ---------
RETAIL  (0.1%)
Federated Department Stores, Inc.,                             20           21
6.900%, 04/01/29                                                     ---------
SAVINGS & LOANS  (0.3%)
Golden West Financial Corp., 4.125%,                           45           45
08/15/07                                                             ---------
TELECOMMUNICATIONS  (1.7%)
Telus Corp., 8.000%, 06/01/11                                  40           46
Deutsche Telekom International Finance,                        30           43
9.250%, 06/01/32
SBC Communications, Inc., 5.625%,                               5            5
06/15/16 (d)
SBC Communications, Inc., 6.450%,                              25           26
06/15/34
Sprint Capital Corp., 8.750%,                                  85          111
03/15/32
Verizon Global Funding Corp., 7.750%,                          35           42
12/01/30                                                             ---------
                                                                           273
                                                                     ---------
TOTAL CORPORATE BONDS (COST $3,260)                                      3,272
                                                                     ---------

FOREIGN GOVERNMENT BONDS  (1.0%)
MEXICO  (1.0%)
Mexican United States, 8.300%,                                135          155
08/15/31                                                             ---------

TOTAL FOREIGN GOVERNMENT BONDS (COST $145)                                 155
                                                                     ---------

U.S. GOVERNMENT AGENCIES  (14.5%)
FREDDIE MAC  (12.9%)
3.750%, 04/15/07                                            2,100        2,090
                                                                     ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.6%)
8.500%, 04/15/31                                               69           75
8.000%, 08/15/31                                               89           95
8.000%, 09/15/31                                               90           97
                                                                     ---------
                                                                           267
                                                                     ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $2,346)                             2,357
                                                                     ---------

U.S. TREASURY OBLIGATIONS  (54.4%)
U.S. TREASURY BONDS  (5.8%)
5.375%, 02/15/31 (d)                                          865          943
                                                                     ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS  (9.9%)
1.875%, 07/15/13                                            1,054        1,072
3.875%, 04/15/29                                              394          542
                                                                     ---------
                                                                         1,614
                                                                     ---------
U.S. TREASURY NOTES  (38.7%)
1.625%, 04/30/05 (d)                                          165          165
3.500%, 11/15/06                                              990          987
3.375%, 02/28/07 (d)                                        1,070        1,062
3.125%, 04/15/09 (d)                                          190          183
6.000%, 08/15/09 (d)                                        1,970        2,117
4.000%, 03/15/10                                              710          704
4.875%, 02/15/12 (d)                                          260          268
3.875%, 02/15/13 (d)                                          755          729
4.000%, 02/15/15 (d)                                          105          101
                                                                     ---------
                                                                         6,316
                                                                     ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,845)                            8,873
                                                                     ---------

SHORT-TERM INVESTMENT  (36.2%)
CSFB Enhanced Liquidity Portfolio (e)                   5,897,137        5,897
                                                                     ---------

TOTAL SHORT-TERM INVESTMENT (COST $5,897)                                5,897
                                                                     ---------

REPURCHASE AGREEMENTS  (9.8%)
Merrill Lynch & Co., Inc., 2.820%,                          1,601        1,601
                                                                     ---------
dated 03/31/05, to be repurchased on
04/01/05, repurchase price $1,600,816
(collateralized by U.S. Government Agencies,
4.500 - 6.500%, due 01/01/11 - 02/01/35;
total market value $1,632,912)

TOTAL REPURCHASE AGREEMENTS (COST $1,601)                                1,601
                                                                     ---------

TOTAL INVESTMENTS (COST $23,016) (a)   -   141.6%                       23,075
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (41.6)%                     (6,777)
                                                                     ---------
NET ASSETS  -   100.0%                                               $  16,298
                                                                     =========

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2005

* Non-income producing security.

(a) Cost and gross unrealized appreciation/ (depreciation) on a tax basis are as follows (amounts in thousands):

                                                 AGGREGATE        AGGREGATE           NET
                                                   GROSS            GROSS          UNREALIZED
                                   FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
           FUND                   TAX COST      APPRECIATION    DEPRECIATION     (DEPRECIATION)
---------------------------       --------      ------------    ------------     --------------
Capital Appreciation Fund         $ 50,080      $      5,393    $     (1,350)    $        4,043
Growth and Income Fund               9,708             1,938            (230)             1,708
International Equity Fund            4,252             1,340             (36)             1,304
Mid-Cap Equity Fund                 14,263             3,102            (291)             2,811
Small Cap Value Equity Fund         19,487             7,455            (481)             6,974
Value Income Stock Fund             41,181             5,024            (733)             4,291
Investment Grade Bond Fund          23,046               139            (110)                29

(b)   Market value is less than five hundred dollars.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 in thousands was $2,119, $169, $1,545, $660, $1,364 and $5,782 for Capital
      Appreciation, Growth and Income, Mid-Cap Equity, Small Cap Value Equity, Value Income Stock and Investment Grade Bond Funds, respectively.

(e) This security was purchased with cash collateral held from securities lending.

(f) Variable rate security. Rate presented represents rate in effect at March 31, 2005. Maturity date represents actual maturity date.

      The following abbreviations are used in these Schedules of Portfolio
      Investments:

     ADR - American Depository Receipt
     Cl - Class
     REIT - Real Estate Investment Trust
     Ser - Series

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of March 31, 2005. The schedules of portfolio investments presented herein are those of the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund and the Investment Grade Bond Fund (each a "Fund" and collectively the "Funds"). The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. If the adviser does not preauthorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Transactions -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

      (i) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

3. Concentrations/Risks

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

4. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At March 31, 2005, the Portfolio was invested in commercial paper, repurchase agreements, asset backed securities and U.S. Agency Obligations (with interest rates ranging from 2.72% to 3.13% and maturity dates ranging from 04/01/05 to 03/04/08).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)* /s/ D. Hughes
                          ---------------------------------------------------
                          David Hughes, Treasurer, STI Classic Variable Trust

Date May 23, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Jeffrey Young
                          ----------------------------------------------------
                          R. Jeffrey Young, President,
                          STI Classic Variable Trust

Date May 23, 2005

By (Signature and Title)* /s/ D. Hughes
                          ---------------------------------------------------
                          David Hughes, Treasurer, STI Classic Variable Trust

Date May 23, 2005

* Print the name and title of each signing officer under his or her signature.